Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2040 Fund
June 30, 2024
AFF40-NPRT1-0824
1.818366.119
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.33% 7/25/24 to 9/26/24 (b) (Cost $3,725,970)	3,740,000	3,726,034

Domestic Equity Funds - 49.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,268,915	197,060,470
Fidelity Advisor Series Growth Opportunities Fund (c)	8,679,870	139,138,322
Fidelity Advisor Series Small Cap Fund (c)	5,108,885	66,211,147
Fidelity Series All-Sector Equity Fund (c)	5,368,826	66,090,253
Fidelity Series Commodity Strategy Fund (c)	234,238	22,784,301
Fidelity Series Large Cap Stock Fund (c)	11,526,763	264,423,947
Fidelity Series Large Cap Value Index Fund (c)	1,667,261	26,125,987
Fidelity Series Opportunistic Insights Fund (c)	6,635,616	158,524,877
Fidelity Series Small Cap Core Fund (c)	679,259	7,825,066
Fidelity Series Small Cap Opportunities Fund (c)	5,690,458	85,015,443
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,227,681	154,043,781
Fidelity Series Value Discovery Fund (c)	10,310,123	157,744,886
TOTAL DOMESTIC EQUITY FUNDS (Cost $875,112,239)		1,344,988,480

International Equity Funds - 39.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,620,555	69,724,180
Fidelity Series Emerging Markets Fund (c)	7,569,604	69,716,051
Fidelity Series Emerging Markets Opportunities Fund (c)	14,875,135	279,801,291
Fidelity Series International Growth Fund (c)	11,024,624	201,971,115
Fidelity Series International Small Cap Fund (c)	2,290,095	39,046,114
Fidelity Series International Value Fund (c)	16,043,953	202,795,564
Fidelity Series Overseas Fund (c)	14,388,013	202,439,349
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $798,332,848)		1,065,493,664

Bond Funds - 11.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	132,097	1,278,697
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	171,738	1,310,360
Fidelity Series Emerging Markets Debt Fund (c)	1,748,239	13,653,746
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	481,156	4,258,231
Fidelity Series Floating Rate High Income Fund (c)	290,563	2,609,260
Fidelity Series High Income Fund (c)	1,661,554	13,990,286
Fidelity Series International Credit Fund (c)	145,975	1,183,861
Fidelity Series International Developed Markets Bond Index Fund (c)	3,141,010	26,855,638
Fidelity Series Investment Grade Bond Fund (c)	10,954,079	108,226,305
Fidelity Series Long-Term Treasury Bond Index Fund (c)	23,652,786	129,853,795
Fidelity Series Real Estate Income Fund (c)	270,232	2,618,544
TOTAL BOND FUNDS (Cost $359,402,978)		305,838,723

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $4,354,606)	4,353,735	4,354,606

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,040,928,641)	2,724,401,507
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,126,684)
NET ASSETS - 100.0%	2,722,274,823

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	12	Sep 2024	1,405,920	923	923
ICE MSCI Emerging Markets Index Contracts (United States)	138	Sep 2024	7,508,580	12,953	12,953

TOTAL EQUITY INDEX CONTRACTS					13,876

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	953	Sep 2024	104,815,109	666,488	666,488
CBOT 5-Year U.S. Treasury Note Contracts (United States)	583	Sep 2024	62,135,047	306,374	306,374

TOTAL TREASURY CONTRACTS					972,862

TOTAL PURCHASED					986,738

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	124	Sep 2024	34,233,300	(68,383)	(68,383)

TOTAL FUTURES CONTRACTS					918,355
The notional amount of futures purchased as a percentage of Net Assets is 6.6%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,726,034.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,981,758	14,904,802	13,531,919	42,739	(35)	-	4,354,606	0.0%
Total	2,981,758	14,904,802	13,531,919	42,739	(35)	-	4,354,606

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	197,985,688	2,374,352	15,661,016	-	2,907,665	9,453,781	197,060,470
Fidelity Advisor Series Growth Opportunities Fund	139,587,535	1,280,341	12,990,569	-	2,319,993	8,941,022	139,138,322
Fidelity Advisor Series Small Cap Fund	68,332,538	1,221,652	2,604,057	-	295,758	(1,034,744)	66,211,147
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,297,875	7,946	44,402	679	272	17,006	1,278,697
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,342,492	7,796	44,514	530	(8,220)	12,806	1,310,360
Fidelity Series All-Sector Equity Fund	65,652,581	347,556	2,611,490	-	179,429	2,522,177	66,090,253
Fidelity Series Canada Fund	73,060,672	1,359,663	3,592,136	-	353,489	(1,457,508)	69,724,180
Fidelity Series Commodity Strategy Fund	18,249,080	5,097,235	1,053,729	-	(262,083)	753,798	22,784,301
Fidelity Series Emerging Markets Debt Fund	13,940,682	285,442	481,711	205,498	8,251	(98,918)	13,653,746
Fidelity Series Emerging Markets Debt Local Currency Fund	4,438,774	20,349	131,823	-	(5,071)	(63,998)	4,258,231
Fidelity Series Emerging Markets Fund	69,600,835	373,613	3,665,004	-	104,300	3,302,307	69,716,051
Fidelity Series Emerging Markets Opportunities Fund	279,488,978	2,682,579	16,801,334	-	185,642	14,245,426	279,801,291
Fidelity Series Floating Rate High Income Fund	2,644,876	73,976	89,219	59,439	1,367	(21,740)	2,609,260
Fidelity Series Government Money Market Fund 5.42%	52,162	230	52,392	230	-	-	-
Fidelity Series High Income Fund	14,240,366	298,276	478,777	219,787	4,665	(74,244)	13,990,286
Fidelity Series International Credit Fund	1,187,875	15,867	12,509	15,867	681	(8,053)	1,183,861
Fidelity Series International Developed Markets Bond Index Fund	24,018,895	4,171,007	851,678	280,404	343	(482,929)	26,855,638
Fidelity Series International Growth Fund	206,354,673	5,638,918	6,607,593	-	1,053,791	(4,468,674)	201,971,115
Fidelity Series International Small Cap Fund	40,801,831	640,867	1,322,777	-	324,120	(1,397,927)	39,046,114
Fidelity Series International Value Fund	207,338,494	4,137,758	9,384,049	-	1,338,540	(635,179)	202,795,564
Fidelity Series Investment Grade Bond Fund	104,892,699	9,372,231	5,362,335	1,129,250	14,450	(690,740)	108,226,305
Fidelity Series Large Cap Stock Fund	265,714,924	3,155,968	16,367,678	-	4,162,658	7,758,075	264,423,947
Fidelity Series Large Cap Value Index Fund	26,253,188	1,287,002	844,008	-	108,498	(678,693)	26,125,987
Fidelity Series Long-Term Treasury Bond Index Fund	145,516,032	5,820,487	17,912,253	1,164,978	(5,427,312)	1,856,841	129,853,795
Fidelity Series Opportunistic Insights Fund	156,960,134	2,721,927	11,579,088	-	2,328,577	8,093,327	158,524,877
Fidelity Series Overseas Fund	206,905,454	4,073,995	8,376,375	-	1,011,711	(1,175,436)	202,439,349
Fidelity Series Real Estate Income Fund	2,649,574	55,396	89,043	40,860	3,816	(1,199)	2,618,544
Fidelity Series Short-Term Credit Fund	92,915	292	92,641	292	1,853	(2,419)	-
Fidelity Series Small Cap Core Fund	7,972,210	120,736	78,675	37,177	8,069	(197,274)	7,825,066
Fidelity Series Small Cap Opportunities Fund	86,559,139	3,173,242	2,716,017	-	478,907	(2,479,828)	85,015,443
Fidelity Series Stock Selector Large Cap Value Fund	154,752,924	7,792,911	4,898,996	-	409,150	(4,012,208)	154,043,781
Fidelity Series Value Discovery Fund	158,469,732	9,775,286	5,110,735	-	464,789	(5,854,186)	157,744,886
	2,746,355,827	77,384,896	151,908,623	3,154,991	12,368,098	32,120,669	2,716,320,867

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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